Reporting Segment and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2026
Reporting Segment and Geographic Information [Abstract]
Schedule of Significant Expenses

The following table presents information about the significant expenses regularly provided to the Company’s CODM and included in the reported measure of segment loss for the periods ended June 30, 2025 and 2026:

	Six months ended June 30,
	2025	2026
	Unaudited
Significant and other segment expenses:
Salaries and related benefits, including SBC	$11,596	$14,520
Clinical trials, subcontractors and materials, net	3,431	6,750
Professional, legal and marketing expenses	1,678	2,559
Other segment items [1]	2,251	3,266
Financial expenses (income), net	(315)	41,439
Tax on income	164	218

Segment net loss	$18,805	$68,752

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.